Commitments and contingencies - Additional Information (Detail) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2022	Jan. 31, 2018	Dec. 31, 2024 USD ($) organization employee firm_order spare_engine contract	Dec. 31, 2023 USD ($)
Commitments and contingencies [line items]
Percentage of employees unionized			30.70%
Number of company's employees | employee			632
Debt including current maturities			$ 1,670,807	$ 1,462,691
Credit Facilities
Commitments and contingencies [line items]
Unsecured credit facilities			175,000	325,000
Debt including current maturities			$ 0
Purchase contracts
Commitments and contingencies [line items]
Number of spare engines committed to purchase | spare_engine			4
Purchase contracts | Boeing Company
Commitments and contingencies [line items]
Predelivery deposits			$ 530,700	689,100
Purchase contracts | 2025-2029
Commitments and contingencies [line items]
Number of purchase contracts | contract			1
Number of firm orders | firm_order			51
Labor unions
Commitments and contingencies [line items]
Percentage of employees unionized			65.00%
Number of company's employees | employee			7,909
Number of union organizations | organization			8
Labor unions | Panama
Commitments and contingencies [line items]
Number of union organizations | organization			5
Collective bargaining agreements terms			4 years
Labor unions | Colombia
Commitments and contingencies [line items]
Number of union organizations | organization			3
Labor unions | Colombia | ACAV
Commitments and contingencies [line items]
Collective bargaining agreements terms		2 years
Labor unions | Colombia | SINTRATAC
Commitments and contingencies [line items]
Collective bargaining agreements terms	4 years
Labor unions | Bottom of range | Colombia
Commitments and contingencies [line items]
Collective bargaining agreements terms			2 years
Labor unions | Top of range | Colombia
Commitments and contingencies [line items]
Collective bargaining agreements terms			3 years
Lines of credit for working capital and letters of credit
Commitments and contingencies [line items]
Letters of credit			$ 20,600	$ 31,300